Corporate transactions (Tables)	6 Months Ended
Jun. 30, 2021
Corporate transactions
Schedule of gain (loss) attaching to corporate transactions

	2021 $m	2020 $m
	Half year	Half year
Loss attaching to corporate transactions as shown separately on the condensed consolidated income statementnote (i)	(56)	—
(Loss) gain arising on reinsurance transaction undertaken by the Hong Kong businessnote (ii)	(38)	—
Total (loss) gain attaching to corporate transactions from continuing operationsnote B1.1	(94)	—

Notes

(i)	The loss attaching to corporate transactions includes $(28) million incurred by Prudential plc during the period of costs associated with the separation of Jackson. Additionally, the half year 2021 amount includes $(28) million of payment for the termination of loss of office made to the former chief executive of Jackson as discussed further in note D4.
(ii)	The Hong Kong business undertook a co-reinsurance quota share transaction in December 2020 as part of the Group’s on-going asset/liability management. Surpluses (or losses) arising from the business being reinsured are shared with the reinsurer in accordance with the terms of the treaty. During half year 2021, the treaty resulted in $(38) million being due to the reinsurer for surpluses arising on the policies being reinsured with the amounts recognised within ‘Outward reinsurance premiums’, ‘Benefits and claims and movement in unallocated surplus of with-profits funds, net of reinsurance’ and ‘Acquisition costs and other expenditure’ in the condensed consolidated income statement. This treaty helps mitigate the effect of the accounting mismatch under the existing regulatory framework in Hong Kong and is part of our management of the transition to the new RBC regime.

Summary of results and cash flows for the discontinued US operations presented in the condensed consolidated financial statements

The results for the discontinued US operations presented in the condensed consolidated financial statements are analysed below.

(i)Income statement

	2021 $m	2020 $m
	Half year	Half year
Gross premiums earned	9,969	8,892
Outward reinsurance premiumsnote (a)	(187)	(30,195)
Earned premiums, net of reinsurance	9,782	(21,303)
Investment return and other income	25,597	(247)
Total revenue, net of reinsurancenote (b)	35,379	(21,550)
Benefits and claims, net of reinsurance	(32,025)	21,583
Acquisition costs and other expenditure	(1,133)	(236)
Loss attaching to corporate transactionsnote (c)	(51)	—
Total charge, net of reinsurance	(33,209)	21,347
Profit (loss) before tax	2,170	(203)
Tax (charge) credit	(370)	115
Profit (loss) after tax	1,800	(88)
Re-measurement to fair value	(7,507)	—
Loss for the period	(5,707)	(88)
Attributable to:
Equity holders of the Company	(5,073)	(88)
Non-controlling interests from continuing operations	(634)	—
Loss for the period	(5,707)	(88)

Notes

(a)

In 2020, outward reinsurance premiums included $(30.2) billion paid during the period in respect of the reinsurance of substantially all of Jackson’s in-force fixed and fixed indexed annuity liabilities to Athene Life Re Ltd.

(b)	Included within total revenue is intragroup revenue received by the US operations from the continuing operations of $19 million (half year 2020: $17 million).
(c)	Loss attaching to corporate transactions comprises the costs incurred by Jackson during half year 2021 in relation to the demerger.

(ii)Total comprehensive income

	2021 $m	2020 $m
	Half year	Half year
Loss for the period	(5,707)	(88)
Other comprehensive (loss) income
Items that may be reclassified subsequently to profit or loss:
Valuation movements on available-for-sale debt securities in the period	(1,232)	2,540
Valuation movements on available-for-sale debt securities recycled to profit or loss	25	(2,817)
	(1,207)	(277)
Related change in amortisation of DAC	99	248
Related tax	241	7
Total items that may be reclassified subsequently to profit or loss	(867)	(22)
Total comprehensive (loss) income for the period	(6,574)	(110)
Attributable to:
Equity holders of the Company	(5,844)	(110)
Non-controlling interests from continuing operations	(730)	—
Total comprehensive (loss) income for the period	(6,574)	(110)

(iii)Balance sheet

	2021 $m	2020 $m
	30 Jun	31 Dec
Assets
Deferred acquisition costs and other intangible assets	13,836	13,881
Reinsurers’ share of insurance contract liabilities	34,263	35,232
Separate account assetsnotes (a)(b)	239,806	219,062
Other financial investmentsnotes (b)(c)	48,929	52,745
Other assetsnote (d)	4,975	5,939
Cash and cash equivalents	1,161	1,621
Adjustment for remeasurement of the carrying value of the business to fair valuenote (d)	(7,210)	—
Total assets held for distribution	335,760	328,480
Equity
Shareholders’ equity	2,667	8,511
Non-controlling interests	333	1,063
Total Equity	3,000	9,574
Liabilities
Policyholder liabilitiesnote (a)	311,947	296,513
Other liabilities notes (b)(d)	20,761	22,350
Derivative liabilitiesnote(b)	52	43
Total liabilities	332,760	318,906
Total equity and liabilities	335,760	328,480

Notes

(a)

The separate account assets comprise investments in mutual funds attaching to the variable annuity business that are held in the separate account. The related liabilities are reported in policyholder liabilities at an amount equal to the separate account assets.

(b)

The table below shows the analysis of the underlying financial assets and liabilities carried at fair value as at 30 June 2021, analysed by level of the IFRS 13, ‘Fair Value Measurement’ defined fair value hierarchy. Analysis of fair value hierarchy for comparative period is provided in note C2.2(i).

	30 Jun 2021 $m
	Level 1	Level 2	Level 3*
		Valuation	Valuation
	Quoted prices	based on	based on
	(unadjusted)	significant	significant
	in active	observable	unobservable
	markets	market inputs	market inputs	Total
Loans	—	—	3,538	3,538
Equity securities and holdings in collective investment schemes	239,814	58	103	239,975
Debt securities	4,468	28,529	31	33,028
Other investments (including derivative assets)	—	1,466	1,968	3,434
Derivative liabilities	—	(52)	—	(52)
Total financial investments, net of derivative liabilities	244,282	30,001	5,640	279,923
Net asset value attributable to unit holders of consolidated investment funds	—	—	(599)	(599)
Other financial liabilities held at fair value	—	—	(3,704)	(3,704)
Discontinued US operations’ total financial instruments at fair value	244,282	30,001	1,337	275,620
*	The reconciliation of the movements in the level 3 assets and liabilities measured at fair value of the discontinued US operations is provided in note C2.2(iii).